EQUITY - Representative Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2022
EQUITY
Cashless warrants exercised	1,463,491	1,404,988	1,190,629
Representative Warrants
EQUITY
Cashless warrants exercised		84,651	84,651
Shares issued on exercise of warrants		73,800	65,399
Fair value of warrants				$ 257
ADS | Representative Warrants
EQUITY
Number of ADS to purchase warrants				169,302
Exercise price				$ 7.5